Intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
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Change in Carrying Value of Intangible Assets
The changes in the carrying value of intangible assets for the year ended March 31, 2019 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2018	$167,094	$122,862	$4,581	$653	$6,125	$1,835	$9,461	400	$33,849	$346,860
Additions	—	—		—	—	—	—	—	7,556	7,556
Translation adjustments	(5,146)	(1,225)	(298)	(6)	(73)	—	(172)	—	(1,742)	(8,662)

Balance as at March 31, 2019	$161,948	$121,637	$4,283	$647	$6,052	$1,835	$9,289	$400	$39,663	$345,754

Accumulated amortization
Balance as at April 1, 2018	$160,639	$66,748	$4,405	$315	$958	$1,835	$3,286	$—	$19,022	$257,208
Amortization	2,675	3,671	125	192	776	—	2,240	—	6,104	15,783
Translation adjustments	(4,940)	(1,031)	(298)	(6)	(17)	—	(79)	—	(1,054)	(7,425)

Balance as at March 31, 2019	$158,374	$69,388	$4,232	$501	$1,717	$1,835	$5,447	$—	$24,072	$265,566

Net carrying value as at March 31, 2019	$3,574	$52,249	$51	$146	$4,335	$—	$3,842	$400	$15,591	$80,188

The changes in the carrying value of intangible assets for the year ended March 31, 2020 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and O ther rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2019	$161,948	$121,637	$4,283	$647	$6,052	$1,835	$9,289	$400	$39,663	$345,754
Additions	—	—	—	—	—	—	—	—	6,948	6,948
Translation adjustments	(6,734)	(1,210)	(215)	(9)	(102)	—	(229)	—	(2,996)	(11,495)

Balance as at March 31, 2020	$155,214	$120,427	$4,068	$638	$5,950	$1,835	$9,060	$400	$43,615	$341,207

Accumulated amortization
Balance as at April 1, 2019	$158,374	$69,388	$4,232	$501	$1,717	$1,835	$5,447	$—	$24,072	$265,566
Amortization	2,436	3,658	51	145	774	—	2,230	—	6,359	15,653
Translation adjustments	(6,717)	(1,081)	(215)	(8)	(51)	—	(203)	—	(1,837)	(10,112)

Balance as at March 31, 2020	$154,093	$71,965	$4,068	$638	$2,440	$1,835	$7,474	$—	$28,594	$271,107

Net carrying value as at March 31, 2020	$1,121	$48,462	$—	$—	$3,510	$—	$1,586	$400	$15,021	$70,100

Estimated Remaining Weighted Average Amortization Periods for Definite Lived Intangible Assets
As at March 31, 2020, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer contracts	11
Customer relationships	186
Covenant not-to-compete	10
Technolog y	56
Softwar e	19

Estimated Annual Amortization Expense
The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 202
0
are as follows:

	Amount
2021	$13,117
2022	8,361
2023	6,934
2024	5,537
2025	4,664
Thereafter	31,087

	$69,700	*

*	excludes service mark, as it has an indefinite useful life